Share-based compensation - Options on EUR-denominated listed share (Detail) - Euro [Member]	12 Months Ended
	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	239,077
Option plans [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	239,077	491,914
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 14.93	€ 17.1
Number of share options exercised in share-based payment arrangement	233,265
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 19.03
Number of share options expired in share-based payment arrangement	19,572
Weighted average exercise price of share options expired in share-based payment arrangement	€ 20.48
Number of share options exercisable in share-based payment arrangement	239,077
Weighted average exercise price of share options exercisable in share-based payment arrangement	€ 14.93